Investment Strategy - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Core Equity Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Core Equity Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities, primarily in common stocks of large-capitalization companies. The Series seeks to invest in companies that the Manager believes are high-quality, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have leading positions in their industries. Large-capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Series invests in securities that have the potential for capital appreciation, or that the Manager expects to resist market decline. Although the Series primarily invests in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size. The Series may invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies.
The Manager believes that long-term earnings potential relative to market expectations is an important component for stock performance. The Manager balances a top-down (assessing the market environment) approach with a bottom-up (researching individual issuers) analysis when selecting securities for the Series, and seeks to exploit what it believes to be catalysts for multi-year earnings growth in companies that it believes have strong or strengthening competitive advantages. Earnings catalysts are diversified across both thematic and company-specific projections.
From a top-down perspective, the Manager seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. The Manager considers various thematic catalysts in its analysis, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, the Manager seeks to invest for the Series in what it believes are dominant companies that will benefit from these trends or themes; including companies that the Manager believes have long-term earnings potential that exceeds market expectations. Through its bottom-up stock selection, the Manager searches for companies for which it believes market expectations are too low with regard to the ability of the companies to grow their businesses.
In selecting securities for the Series, the Manager may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.
The Series typically holds a limited number of stocks (generally 40 to 50).
The Manager attempts to select securities that it believes have growth possibilities by looking at many factors, which may include a company’s: projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, environmental. social and governance (ESG) characteristics, established brand, leadership position in its industry, stock price value, potential earnings catalyst, dividend payment history, anticipated future dividend yield, and prospects for capital return in the form of dividends and stock buybacks.
Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Series is not invested directly in such markets.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. Among other factors, the Manager considers whether, in its opinion, the security has fully appreciated according to the Manager’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below the Manager’s expectations regarding the company’s long-term earnings potential. The Manager also may sell a security to reduce the Series’ holding in that security, if that issuer’s competitive advantage has diminished or if the Series’ portfolio manager loses conviction in a previously identified trend or theme, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Core Equity Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities, primarily in common stocks of large-capitalization companies.
Nomura VIP Growth Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Growth Series seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that the Manager believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Large-capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Manager believes are likely to grow faster than the economy. The Series is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.
In selecting securities for the Series, the Manager begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Series. The Manager seeks to invest for the Series in companies that it believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.
A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; environmental. social and governance (ESG) characteristics; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.
From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Series typically holds a limited number of stocks (generally 35 to 50).
Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Series is not invested directly in such markets.
In general, the Manager may sell a security when, in the Manager’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Manager also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Manager also may sell a security to reduce the Series’ holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Growth Series seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that the Manager believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations.
Nomura VIP Mid Cap Growth Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Mid Cap Growth Series seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Manager believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Series invests at least 80% of its net assets in the securities of mid-capitalization companies, which, for purposes of this Series, typically are companies with market capitalizations similar to those of issuers included in the Russell Midcap Growth Index® over the last 13 months at the time of acquisition. As of June 30, 2025, this range of market capitalizations was between approximately $831 million and $89.2 billion.
In selecting securities for the Series, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Manager may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the Manager’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.
Generally, in determining whether to sell a security, the Manager considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Manager also may sell a security to reduce the Series’ holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Mid Cap Growth Series seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Manager believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Series invests at least 80% of its net assets in the securities of mid-capitalization companies, which, for purposes of this Series, typically are companies with market capitalizations similar to those of issuers included in the Russell Midcap Growth Index® over the last 13 months at the time of acquisition.
Nomura VIP Smid Cap Core Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Smid Cap Core Series seeks to achieve its objective by investing primarily in various types of equity securities of small- and mid-capitalization companies that the Manager believes have the greatest potential for capital appreciation. Under normal circumstances, at least 80% of the Series’ net assets will be invested, at the time of purchase, in common stocks of small- and mid-capitalization companies. For purposes of this Series, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2500TM Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase.
The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series’ investment objective. The Manager strives to identify stocks of small companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow. The Series employs bottom-up (stock-by-stock)
security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing US Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has risk characteristics that it deems acceptable. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Strategy Portfolio Concentration [Text]	Nomura VIP Smid Cap Core Series seeks to achieve its objective by investing primarily in various types of equity securities of small- and mid-capitalization companies that the Manager believes have the greatest potential for capital appreciation. Under normal circumstances, at least 80% of the Series’ net assets will be invested, at the time of purchase, in common stocks of small- and mid-capitalization companies.
Nomura VIP Small Cap Growth Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Small Cap Growth Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small-capitalization companies. For purposes of this Series, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2000 Growth Index over the last 13 months at the time of acquisition. As of June 30,
2025, this range of market capitalizations was between approximately $59 million and $15.8 billion. The Series emphasizes smaller companies positioned in new or emerging industries where the Manager believes there is opportunity for higher growth than in established companies or industries. The Series’ investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).
The Manager utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies with sustainable growth prospects. The Manager seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: serving markets that are growing at rates substantially in excess of the average industry and/or the general economy; a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features strong and effective management; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing upward margin momentum, a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry either through technological advancement, marketing, distribution or some other innovative means; or that emphasizes organic growth. The Manager believes that such companies generally have a replicable business model that allows for sustained growth.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. The Manager also may sell a security to reduce the Series’ holding in that security, if its analysis reveals evidence of a meaningful deterioration in operating trends, if it anticipates a decrease in the company’s ability to grow, if it loses confidence in the management of the company and/or the company’s founder departs, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Small Cap Growth Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small-capitalization companies.
Nomura VIP Value Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Value Series seeks to achieve its objective by investing in the common stocks of primarily large-capitalization companies that the Manager believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by the Manager and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Series primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $5 billion at the time of acquisition), it may invest in securities issued by companies of any size.
Typically, the Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. The Manager also considers a company’s plans for future operations on a selective basis. The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Series. The Series typically holds a limited number of stocks (generally 30 to 35).

Strategy Portfolio Concentration [Text]	Nomura VIP Value Series seeks to achieve its objective by investing in the common stocks of primarily large-capitalization companies that the Manager believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by the Manager and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation.
Nomura VIP Corporate Bond Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Corporate Bond Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income securities”). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Series invests primarily in investment-grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality). The Series has no limitations regarding the duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies, in a variety of sectors and industries. The Series may invest significantly in debt securities payable from the same sector.
In selecting debt securities for the Series, the Manager looks at a number of factors, including both a top-down (assessing the market environment) and a bottom-up (researching individual issuers) analysis. The top-down analysis looks at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and seeks to identify certain criteria that contribute to the overall target portfolio characteristics such as duration, spread, ratings and liquidity. The bottom-up analysis seeks to identify securities that the Manager believes have favorable risk/reward characteristics and targets those securities for overweight positioning. From the sector level, the Manager identifies companies that have positive attributes and considers the issuer’s past, present and estimated future: financial strength, cash flow, management, borrowing requirements, balance sheet policy and relative safety. Additional factors considered include leverage, interest coverage, revenue and margin stability, competition and industry trends, as well as relative value and liquidity.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a holding if, in the Manager’s opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. The Manager also may sell a security to reduce the Series’ holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Corporate Bond Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income securities”).
Nomura VIP High Income Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP High Income Series seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the judgment of Delaware Management Company (Manager), the Series’ investment manager, and Nomura Corporate Research and Asset Management Inc (the “Sub-Advisor”, together the “Management Team”) consistent with the Series’ objective. The Series invests primarily in lower-quality debt securities, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Management Team to be of comparable quality. The Series may invest up to 100% of its total assets in non-investment-grade debt securities, commonly called “high-yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Management Team to be of comparable quality. The Series may invest in fixed-income securities of any maturity.
The Series may invest up to 100% of its total assets in foreign securities that are denominated in U.S. dollars or foreign currencies. Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Series is not invested directly in such markets.
The Series may invest in restricted securities.
At times, the Series may invest in a wholly-owned company acting as an investment vehicle for the Series to effect certain investments consistent with the Series’ investment objectives (Subsidiary). The Series’ investment in the Subsidiary is expected to provide the Series with exposure to certain investments in accordance with the limits of the federal tax laws. The Series complies with the provisions of the Investment Company Act of 1940, as amended (1940 Act), that govern investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary complies with the 1940 Act’s provisions relating to affiliated transactions and custody of assets.

Strategy Portfolio Concentration [Text]	Nomura VIP High Income Series seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the judgment of Delaware Management Company (Manager), the Series’ investment manager, and Nomura Corporate Research and Asset Management Inc (the “Sub-Advisor”, together the “Management Team”) consistent with the Series’ objective.
Nomura VIP Limited-Term Bond Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, Nomura VIP Limited-Term Bond Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities (80% policy), including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The Series may also invest up to 30% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds). Additionally, the Series may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases. The Series will maintain an average effective duration from one to three years.
Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Manager to be of equivalent quality.
The Series may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.
The Manager may look at a number of factors in selecting securities for the Series’ holdings, beginning with a top-down (assessing the market environment) review of the broad economic and financial trends in the US and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation. Within a sector, the Manager typically considers the maturity and perceived liquidity of the security, the relative value of the security based on historical yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. The Manager also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Series’ holding in that security or to raise cash.

Strategy Portfolio Concentration [Text]	Under normal circumstances, Nomura VIP Limited-Term Bond Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities (80% policy), including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations.
Nomura VIP Global Growth Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Global Growth Series seeks to achieve its objective by investing primarily in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics. The Series primarily invests in issuers of developed countries, including the US, although the Series has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Series primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size, in a variety of sectors and industries. Under normal circumstances, the Series invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Series may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Series typically holds a limited number of stocks (generally 50 to 70).
The Manager utilizes a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Manager seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy. The Manager may look at a number of factors in selecting securities for the Series, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business. As an overlay to its bottom-up analysis, the Manager considers factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk.
Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Series is not invested directly in such markets.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Series’ holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Global Growth Series seeks to achieve its objective by investing primarily in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics.
Nomura VIP International Core Equity Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP International Core Equity Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Series will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Series’ investment in emerging market companies will not exceed the greater of (a) 35% of the Series’ net assets or (b) the weight of emerging markets in the Series’ benchmark index, the MSCI ACWI ex USA Index. The Series also may invest in depositary receipts of foreign issuers.
The Manager believes that there are often dislocations and valuation discrepancies in the international financial markets and, therefore, it seeks to find and invest in what it believes are mispriced countries, sectors, currencies and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.
The Manager begins its investment process through bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.
Although the Series primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Series may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency exposure, the Series may use forward contracts to either increase or decrease exposure to a given currency.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Series’ holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP International Core Equity Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities.
Nomura VIP Asset Strategy Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Asset Strategy Series seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe. The Manager primarily invests a portion of the Series’ assets in global equity securities that the Manager believes can outperform the Series’ benchmark index, the MSCI ACWI Index, over a full market cycle before taking into account fund expenses (the Equity portion). The Manager then invests the Series’ remaining assets (the Diversifying portion) in various additional asset classes that may have a lower correlation or volatility than the Equity portion, including but not limited to global fixed-income securities, United States Treasury (Treasury) instruments, precious metals, commodities and cash. The Manager may allocate the Series’ investments among these different asset classes in different proportions at different times, but generally seeks to invest 55%-65% of the Series’ total assets in equities or equity-like securities and 35%-45% of the Series’ total assets in the Diversifying portion. In connection with the active allocation among these different asset classes, the Manager will also manage a tactical/completion sleeve. The tactical/completion sleeve will typically vary from 0% to 20% of the Series’ total assets and primarily hold derivatives and exchange-traded funds (ETFs). If applicable, the derivatives and ETFs within the tactical/completion sleeve will also be counted towards the asset classes noted above. The Manager uses a dynamic asset-allocation framework to determine the proportion of the Series’ assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes.
In selecting securities for the Series, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and seeks to find relative value across the asset classes noted above. Part of the Manager’s investment process also includes a top-down (assessing the market and economic environment) analysis.
With respect to the Equity portion, the Manager seeks what it believes are well-positioned companies with a strong and/or growing sustainable competitive advantage in attractive industries across the globe which the Manager believes can exceed current earnings estimates. The Manager looks for companies that are taking market share within their industries, which results in high levels of cash flow, as well as stable to improving margins and returns. The Manager generally focuses on companies that are growing, innovating, improving margins, returning capital through dividend growth or share buybacks and/or offering what the Manager believes to be sustainable high free cash flow.
The Series has the flexibility to invest in both growth and value companies. Although the Series primarily invests in securities issued by large, well-established companies, it may invest in securities issued by companies of any size.
Within the Diversifying portion, the Series has the flexibility to invest in a wide range of assets that, in the Manager’s view, present attractive risk-adjusted returns as compared to the Equity portion, and/or reduce the Series’ overall risk profile. Diversifying assets may be comprised of global fixed-income instruments, including investment-grade and high-yield bonds, as well as emerging market, corporate and sovereign bonds, mortgage-backed securities, asset-backed securities, and bank loans, although the Manager anticipates that a majority of the assets within the Diversifying portion will consist of investment-grade securities. As noted, such fixed-income instruments may include high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality; although the Manager anticipates that investments in junk bonds will be minimal within the Diversifying portion, and, in no event, will such investments exceed 10% of the Series’ total assets. When selecting these instruments, the Manager focuses heavily on free cash flow and an issuer’s ability to de-lever itself (in other words to reduce debt) through the credit cycle. The Series also can invest in government securities issued by the Treasury (such as Treasury bills, notes or bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or instrumentalities, international and supranational bonds issued or guaranteed by other governments and mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, as well as Treasury inflation-protected securities (TIPs), and cash.
The Series may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series’ portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.
Within each of the Equity and the Diversifying portions, the Series may invest in US and foreign securities. The Equity portion of the Series generally will invest at least 30% of its assets, and may invest up to 75%, in foreign securities and in securities denominated in currencies other than the US dollar, including issuers located in and/or generating revenue from emerging markets. Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Series is not invested directly in such markets.
The Manager may allocate the Series’ investments among the different types of assets noted above in different proportions at different times (keeping in mind the general percentages noted above) and may exercise a flexible strategy in selecting investments. The Manager does not intend to concentrate the Series in any geographical region or industry sector; however, it is not limited by investment style or by the issuer’s location or industry sector.
Subject to diversification limits, the Series also may invest up to 10% of its total assets at the time of investment in precious metals.
At times, the Series may invest in a wholly-owned company acting as an investment vehicle for the Series to effect certain investments consistent with the Series’ investment objective (Subsidiary). The Series’ investment in the Subsidiary is expected to provide the Series with exposure to certain investments in accordance with the limits of the federal tax laws. The Series complies with the provisions of the Investment Company Act of 1940 (1940 Act) governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary complies with the 1940 Act’s provisions relating to affiliated transactions and custody of assets.

Strategy Portfolio Concentration [Text]	Nomura VIP Asset Strategy Series seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe.
Nomura VIP Balanced Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Balanced Series seeks to achieve its objective by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its income-generating equity investments, including convertible securities, the Series invests primarily in medium to large, well-established companies, although it may invest in securities issued by companies of any size. The Series invests at least 50% of its total assets in equity securities including convertible securities. The Series may invest in preferred stocks and real estate investment trusts (REITs).
The Series invests at least 30% of its total assets in debt securities with the objective of providing income and diversification although such diversification may not protect against market risk. The Series’ debt securities may include US government securities or investment-grade corporate bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Series may also invest up to 20% of its total assets in non-investment-grade debt securities. The Series may invest in debt securities of any maturity or duration. The Series has no limitations on the range of maturities of the debt securities in which it may invest.
The Manager uses a dynamic asset-allocation framework to determine the proportion of the Series’ assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. In addition, the Manager will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Series’ total assets and primarily hold derivatives and exchange-traded funds (ETFs).
In evaluating investments for the Series, the Manager focuses on companies with resilient business models characterized by stable growth rates; strong balance sheets; relative strength in earnings; attractive return profiles and valuation; and strong free cash flow generation. In so doing, the Manager evaluates a company’s management team, its financial position, its competitive position and the condition of its respective industry in addition to other factors. The Manager utilizes financial statements, independent research by its investment management personnel, third party research, brand studies done by outside parties and other tools and processes to identify what it believes to be attractive investment opportunities with a focus on the trajectory and sustainability of a company’s business model. The Manager also focuses on companies that possess a sustainable competitive advantage by evaluating factors such as brand equity/loyalty, proprietary technology, switching costs, access to distribution channels, capital requirements, economies of scale, and barriers to entry. In addition, the Manager’s analysis informs its view of an appropriate valuation for each potential investment.
The Series may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series’ portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.
In selecting debt securities for the Series, the Manager focuses on current income and capital preservation and generally seeks to invest in investment-grade securities. The Series may invest up to 30% of its total assets in foreign securities, including equity and fixed-income securities. Additionally, many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Series is not invested directly in such markets.
Generally, in determining whether to sell a security, the Manager uses the same analysis as identified above in order to determine if the security is appropriately valued or has met its anticipated price. The Manager also may sell a security if the security ceases to produce income, to reduce the Series’ holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Balanced Series seeks to achieve its objective by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions.
Nomura VIP Energy Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Energy Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.
These companies may include, but are not limited to, oil companies; oil and gas drilling, equipment, and services companies; oil and gas exploration and production companies; oil and gas storage and transportation companies; natural gas pipeline companies; refinery companies; energy conservation companies; coal companies; transporters; utilities; alternative energy companies; and innovative energy technology companies. The Series also may invest in companies that are not within the energy sector but that are engaged in the development of products and services to enhance energy efficiency in the manufacturing, development, and/or providing of products and services.
The Series is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.
After conducting a top-down (assessing the market environment) market analysis of the energy industry and geopolitical issues and then identifying trends and sectors, the Van Eck Associates Corporation (the “Sub-advisor”) uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Series, focusing on company fundamentals and growth prospects. The Series invests in a blend of value and growth companies across the capitalization spectrum, which may include companies that are offered in initial public offerings (IPOs), and emphasizes companies that the Sub-advisor believes are strongly managed and can generate above average capital growth and appreciation. While the Sub-advisor typically seeks to invest a majority of the Series’ assets in U.S. securities, the Series may invest up to 100% of its total assets in foreign securities. The Series typically holds a limited number of stocks (generally 35 to 50).
Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, potentially including companies domiciled or traded or doing business in emerging markets, even if the Series is not invested directly in such markets.
Generally, in determining whether to sell a security, the Sub-advisor uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has sufficiently exceeded its target price, has become overvalued and/or whether the prospects of the issuer have deteriorated. The Sub-advisor also will consider the effect of commodity price trends on certain holdings, poor capital management or whether a company has experienced a change or deterioration in its fundamentals, its valuation or its competitive advantage. The Sub-advisor also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Series’ holding in that security or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Energy Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.
Nomura VIP Natural Resources Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Natural Resources Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.
For these purposes, “natural resources” generally includes, but is not limited to: energy (such as electricity and gas utilities, producers/developers, equipment/services, storage/transportation, gas/oil refining and marketing, service/drilling, pipelines and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar, and fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, and tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore, and steel), precious metals and minerals (such as gold, silver, platinum, and diamonds), and agricultural products (such as grains and other foods, seeds, fertilizers, and water). The Series also may invest in companies that are not within the energy sector but that are engaged in the development of products and services to enhance energy efficiency in the manufacturing, development, and/or providing of products and services.
After conducting a top-down (assessing the market environment) market analysis of the natural resources industry and identifying trends and sectors, Van Eck Associates Corporation (the “Sub-advisor”) uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Series, focusing on company fundamentals and growth prospects. The Series invests in a blend of value and growth companies across the capitalization spectrum, and emphasizes companies that the Sub-advisor believes are strongly managed and can generate above-average capital growth and appreciation. The Sub-advisor focuses on companies that it believes are high quality, have the potential for sustainable long-term growth and that are low-cost leaders that possess historically strong-producing assets. The Series typically holds a limited number of stocks (generally 30 to 60).
Under normal circumstances, the Sub-advisor anticipates that a significant portion of the Series’ holdings will consist of issuers in the energy and materials sectors.
The Series seeks to be diversified internationally, and therefore, the Sub-advisor invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While the Sub-advisor typically seeks to invest a majority of the Series’ assets in the U.S., the Series may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country will generally be less than 15% of the Series’ total assets or two times the weight of the S&P Global Natural Resources Index, whichever is greater. The Series also may have exposure to companies located in, and/or doing business in, emerging markets.
An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Series is not invested directly in such markets.
The Series may use forward currency contracts in an effort to manage foreign currency exposure.
Generally, in determining whether to sell a security, the Sub-advisor uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has sufficiently exceeded its target price, has become overvalued and/or whether the prospects of the issuer have deteriorated. The Sub-advisor also will consider the effect of commodity price trends on certain holdings, poor capital management or whether a company has experienced a change or deterioration in its fundamentals, its valuation or its competitive advantage. The Sub-advisor also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Series’ holding in that security or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Natural Resources Series seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.
Nomura VIP Science and Technology Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Science and Technology Series invests primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Series invests at least 80% of its net assets in securities of science or technology companies. Such companies may include companies that, in the opinion of Delaware Management Company (Manager), the Series’ investment manager, derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of the Manager, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Series also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities (applied science and technology companies). The Series may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.
The Series is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.
The Manager typically emphasizes growth potential in selecting stocks; that is, the Manager seeks companies in which earnings are likely to grow faster than the economy. The Manager aims to identify strong secular trends within industries and then applies a largely bottom-up (researching individual issuers) stock selection process by considering a number of factors in selecting securities for the Series. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, valuation, financial statements, industry position/market size potential and applicable economic and market conditions, as well as whether a company’s products and services have high barriers to entry. The Series typically holds a limited number of stocks (generally 35 to 60).
Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Series is not invested directly in such markets.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. The Manager also may sell a security to reduce the Series’ holding in that security, to take advantage of what it believes are more attractive investment opportunities, when a security’s valuation reaches the Manager’s fair value targets, or to raise cash.

Strategy Portfolio Concentration [Text]	Nomura VIP Science and Technology Series invests primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Series invests at least 80% of its net assets in securities of science or technology companies.
Nomura VIP Pathfinder Aggressive Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Pathfinder Aggressive Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 75-95% of the value of the Series’ assets are in equities (with a maximum of 35% allocated to international/global stocks) and approximately 5-25% of the Series’ assets are in fixed income (including cash). The Series implements this allocation by investing primarily in other Nomura Funds (Underlying Funds). The Series typically will invest in Standard Class shares of an Underlying Fund. To the extent an Underlying Fund does not offer Standard Class shares, the Series generally will invest in Service Class shares of such Underlying Fund. Shorter-term allocations may vary from the target ranges described above. For the most current list of Underlying Funds in which the Series invests, please see the Series’ most recent shareholder report or Series holdings disclosures. For more information about the investment strategies and risks of an Underlying Fund, see such Underlying Fund’s prospectus.
These allocations are projections only and may be changed by Delaware Management Company (Manager), the Series’ investment manager, from time to time. Actual allocations are not limited to the ranges described above and may vary. The Manager monitors the Series’ holdings and cash flow and will periodically adjust the Series’ asset allocation to realign it with the Series’ risk profile and investment strategies. The Manager evaluates the Series’ asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of the Manager. The Manager applies a long-term investment horizon with respect to the Series; therefore, allocation changes may not be made in response to short-term market conditions. The Series does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Series indirectly holds a well-diversified mixture of both growth-oriented and value-oriented US and international/global stocks and, to a lesser extent, a mixture of investment-grade and non-investment-grade corporate bonds and US government securities, and money market instruments. Although the majority of the Series’ indirect stock holdings are of US and foreign large-capitalization companies, the Series may have potentially significant exposure to mid-capitalization companies and small-capitalization companies.
The Series is intended for aggressive investors comfortable with incurring the risk associated with growth investing and investing in a high percentage of stocks, including foreign stocks, investors with long-term time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses.

Strategy Portfolio Concentration [Text]	Nomura VIP Pathfinder Aggressive Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 75-95% of the value of the Series’ assets are in equities (with a maximum of 35% allocated to international/global stocks) and approximately 5-25% of the Series’ assets are in fixed income (including cash).
Nomura VIP Pathfinder Moderately Aggressive Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Pathfinder Moderately Aggressive Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 65-85% of the value of the Series’ assets are in equities (with a maximum of 30% allocated to international/global stocks) and approximately 15-35% of the Series’ assets are in fixed income (including cash). The Series implements this allocation by investing primarily in other Nomura Funds (Underlying Funds). The Series typically will invest in Standard Class shares of an Underlying Fund. To the extent an Underlying Fund does not offer Standard Class shares, the Series generally will invest in Service Class shares of such Underlying Fund. Shorter-term allocations may vary from the target ranges described above. For the most current list of Underlying Funds in which the Series invests, please see the Series’ most recent shareholder report or series holdings disclosures. For more information about the investment strategies and risks of an Underlying Fund, see such Underlying Fund’s prospectus.
These allocations are projections only and may be changed by Delaware Management Company (Manager), the Series’ investment manager, from time to time. Actual allocations are not limited to the ranges described above and may vary. The Manager monitors the Series’ holdings and cash flow and will periodically adjust the Series’ asset allocation to realign it with the Series’ risk profile and investment strategies. The Manager evaluates the Series’ asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of the Manager. The Manager applies a long-term investment horizon with respect to the Series; therefore, allocation changes may not be made in response to short-term market conditions. The Series does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Series indirectly holds a well-diversified mixture of both growth-oriented and value-oriented US and international/global stocks and, to a lesser extent, a mixture of investment-grade and non-investment-grade corporate bonds, US government securities and money market instruments. Although the majority of the Series’ indirect stock holdings are of US and foreign large-capitalization companies, the Series is likely to have some exposure to mid- and small-capitalization companies.
The Series is intended for investors who want to maximize returns over the long term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

Strategy Portfolio Concentration [Text]	Nomura VIP Pathfinder Moderately Aggressive Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 65-85% of the value of the Series’ assets are in equities (with a maximum of 30% allocated to international/global stocks) and approximately 15-35% of the Series’ assets are in fixed income (including cash).
Nomura VIP Pathfinder Moderate Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Pathfinder Moderate Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 55-75% of the value of the Series’ assets are in equities (with a maximum of 25% allocated to international/global stocks) and approximately 25-45% of the Series’ assets are in fixed income (including cash). The Series implements this allocation by investing primarily in other Nomura Funds (Underlying Funds). The Series typically will invest in Standard Class shares of an Underlying Fund. To the extent an Underlying Fund does not offer Standard Class shares, the Series generally will invest in Service Class shares of such Underlying Fund. Shorter-term allocations may vary from the target ranges described above. For the most current list of Underlying Funds in which the Series invests, please see the Series’ most recent shareholder report or Series holdings disclosures. For more information about the investment strategies and risks of an Underlying Fund, see such Underlying Fund’s prospectus.
These allocations are projections only and may be changed by Delaware Management Company (Manager), the Series’ investment manager, from time to time. Actual allocations are not limited to the ranges described above and may vary. The Manager monitors the Series’ holdings and cash flow and will periodically adjust the Series’ asset allocation to realign it with the Series’ risk profile and investment strategies. The Manager evaluates the Series’ asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of the Manager. The Manager applies a long-term investment horizon with respect to the Series; therefore, allocation changes may not be made in response to short-term market conditions. The Series does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Series indirectly holds a well-diversified mixture of both growth-oriented and value-oriented, primarily large-capitalization, US and, to a lesser extent, international/global stocks, as well as a mixture of investment-grade and non-investment-grade corporate bonds, US government securities and money market instruments.
The Series is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Strategy Portfolio Concentration [Text]	Nomura VIP Pathfinder Moderate Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 55-75% of the value of the Series’ assets are in equities (with a maximum of 25% allocated to international/global stocks) and approximately 25-45% of the Series’ assets are in fixed income (including cash).
Nomura VIP Pathfinder Moderately Conservative Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Pathfinder Moderately Conservative Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 45-65% of the value of the Series’ assets are in equities (with a maximum of 20% allocated to international/global stocks) and approximately 35-55% of the Series’ assets are in fixed income (including cash). The Series implements this allocation by investing primarily in other Nomura Funds (Underlying Funds). The Series typically will invest in Standard Class shares of an Underlying Fund. To the extent an Underlying Fund does not offer Standard Class shares, the Series generally will invest in Service Class shares of such Underlying Fund. Shorter-term allocations may vary from the target ranges described above. For the most current list of Underlying Funds in which the Series invests, please see the Series’ most recent shareholder report or Series holdings disclosures. For more information about the investment strategies and risks of an Underlying Fund, see such Underlying Fund’s prospectus.
These allocations are projections only and may be changed by Delaware Management Company (Manager), the Series’ investment manager, from time to time. Actual allocations are not limited to the ranges described above and may vary. The Manager monitors the Series’ holdings and cash flow and will periodically adjust the Series’ asset allocation to realign it with the Series’ risk profile and investment strategies. The Manager evaluates the Series’ asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of the Manager. The Manager applies a long-term investment horizon with respect to the Series; therefore, allocation changes may not be made in response to short-term market conditions. The Series does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Series indirectly holds a diversified mixture of stocks of US and, to a lesser extent, international/global stocks that typically are large-capitalization; the Series also indirectly holds a mixture of investment-grade corporate bonds, US government securities and, to a lesser extent, a mixture of non-investment-grade corporate bonds and money market instruments.
The Series is intended for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Strategy Portfolio Concentration [Text]	Nomura VIP Pathfinder Moderately Conservative Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 45-65% of the value of the Series’ assets are in equities (with a maximum of 20% allocated to international/global stocks) and approximately 35-55% of the Series’ assets are in fixed income (including cash).
Nomura VIP Pathfinder Conservative Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Pathfinder Conservative Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 35-55% of the value of the Series’ assets are in equities (in stocks of various capitalization levels, but primarily large-capitalization stocks and with a maximum of 15% allocated to international/global stocks) and approximately 45-65% of the Series’ assets are in fixed income (including cash). The
Series implements this allocation by investing primarily in other Nomura Funds (Underlying Funds). The Series typically will invest in Standard Class shares of an Underlying Fund. To the extent an Underlying Fund does not offer Standard Class shares, the Series generally will invest in Service Class shares of such Underlying Fund. Shorter-term allocations may vary from the target ranges described above. For the most current list of Underlying Funds in which the Series invests, please see the Series’ most recent shareholder report or Series holdings disclosures. For more information about the investment strategies and risks of an Underlying Fund, see such Underlying Fund’s prospectus.
These allocations are projections only and may be changed by Delaware Management Company (Manager), the Series’ investment manager, from time to time. Actual allocations are not limited to the ranges described above and may vary. The Manager monitors the Series’ holdings and cash flow and will periodically adjust the Series’ asset allocation to realign it with the Series’ risk profile and investment strategies. The Manager evaluates the Series’ asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of the Manager. The Manager applies a long-term investment horizon with respect to the Series; therefore, allocation changes may not be made in response to short-term market conditions. The Series does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Series indirectly holds a diversified mixture of money market instruments, investment-grade corporate bonds, US government securities, and, to a lesser extent, stocks of primarily large-capitalization companies.
The Series is intended for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Strategy Portfolio Concentration [Text]	Nomura VIP Pathfinder Conservative Series seeks to achieve its objective by allocating its assets among asset classes so that approximately 35-55% of the value of the Series’ assets are in equities (in stocks of various capitalization levels, but primarily large-capitalization stocks and with a maximum of 15% allocated to international/global stocks) and approximately 45-65% of the Series’ assets are in fixed income (including cash).
Nomura VIP Pathfinder Moderate — Managed Volatility Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Pathfinder Moderate — Managed Volatility Series seeks to achieve its objective by investing primarily in various Nomura Funds (Underlying Funds) and by utilizing a volatility management strategy that is intended to manage volatility of the Series’ equity returns. The Manager manages the Series’ investments in the Underlying Funds and other assets that are not part of the volatility management strategy. An investment subadviser, Securian Asset Management, Inc. (Securian AM), manages the volatility management strategy of the Series.
Under normal circumstances, the Manager allocates approximately 90-98% (although such amounts may be higher than 98%, depending upon market conditions) of the Series’ assets among asset classes so that approximately 45-75% of the value of this portion of the Series’ assets are in equities (with a maximum of 25% allocated to international/global stocks) and approximately 25-55% of this portion of the Series’ assets are in fixed income (including cash). The Series implements this allocation by investing primarily in the Underlying Funds. The Series typically will invest in Standard Class shares of an Underlying Fund. To the extent an Underlying Fund does not offer Standard Class shares, the Series generally will invest in Service Class shares of such Underlying Fund. Shorter-term allocations may vary from the target ranges described above. For the most current list of Underlying Funds in which the Series invests, please see the Series’ most recent shareholder report or Series holdings disclosures. For more information about the investment strategies and risks of an Underlying Fund, see such Underlying Fund’s prospectus.
The Series allocates its remaining assets to a volatility management strategy that is intended to manage the volatility of the Series’ equity returns in an attempt to stabilize the equity returns of the Series. Securian AM does not intend to attempt to manage the volatility of the Series’ fixed-income returns. Securian AM executes this volatility management strategy by increasing or reducing, through the use of exchange-traded futures contracts on certain equity indexes, the Series’ exposure to equity assets. For example, when the recent historical volatility of the equity portion of the Series is relatively high, Securian AM will seek to reduce the Series’ exposure to equity assets by either selling exchange-traded futures contracts (taking short positions in such contracts) or reducing its long positions in exchange-traded futures contracts. When the recent historical volatility of the equity portion of the Series is relatively low, Securian AM will seek to increase the Series’ exposure to equity assets by either purchasing exchange-traded futures contracts (taking long positions in such contracts) or reducing its short positions in exchange-traded futures contracts. Volatility is a statistical measurement of the magnitude of fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings.
The amount of Series assets allocated to the volatility management strategy typically will, under normal circumstances, range between 2-10% (although such amounts may be lower than 2%, depending upon market conditions) of the market value of the Series’ assets, which will consist primarily of assets maintained as margin for those futures contracts and also may include cash held for use in the strategy. Shorter-term allocations may vary from this 2-10% range. In order to maintain its derivatives positions in the volatility management strategy, the Manager may, from time to time, sell certain Series assets, which may include redemption of shares of Underlying Funds.
The use of exchange-traded futures contracts may have the effect of introducing leverage into the Series, since the amount required to enter into such contracts is small in relation to the investment exposure of such contracts. Although the amount of the Series’ assets allocated to the volatility management strategy typically will range between 2-10%, the volatility management strategy may seek to increase or decrease the Series’ exposure to equity assets by a substantial amount when the recent historical volatility in the equity portion of the Series is relatively high or low and create investment exposure greater than the amount of assets used to implement the strategy. However, the Series’ overall exposure to equity assets as a result of investing in exchange-traded futures contracts within the volatility management strategy typically will not exceed the maximum equity allocation described above or decrease the Series’ overall exposure to equity assets below 10% of the Series’ assets.
These allocations are projections only and may be changed by the Manager from time to time. Actual allocations are not limited to the ranges described above and may vary. The Manager monitors the Series’ holdings and cash flow and will periodically adjust the Series’ asset allocation to realign it with the Series’ risk profile and investment strategies. The Manager evaluates the Series’ asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of the Manager. The Manager applies a long-term investment horizon with respect to the Series; therefore, allocation changes may not be made in response to short-term market conditions. The Series does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Series indirectly holds a well-diversified mixture of both growth-oriented and value-oriented, primarily large-capitalization, US and, to a lesser extent, international/global stocks, as well as a mixture of investment-grade and non-investment-grade corporate bonds, US government securities and money market instruments.
The Series is intended for investors who have a lower tolerance for risk than more aggressive investors but seek to manage the volatility of their investment and who are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Strategy Portfolio Concentration [Text]	Nomura VIP Pathfinder Moderate — Managed Volatility Series seeks to achieve its objective by investing primarily in various Nomura Funds (Underlying Funds) and by utilizing a volatility management strategy that is intended to manage volatility of the Series’ equity returns.
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series seeks to achieve its objective by investing primarily in various Nomura Funds (Underlying Funds) and by utilizing a volatility management strategy that is intended to manage volatility of the Series’ equity returns. The Manager manages the Series’ investments in the Underlying Funds and other assets that are not part of the volatility management strategy. An investment subadviser, Securian Asset Management, Inc. (Securian AM), manages the volatility management strategy of the Series.
Under normal circumstances, the Manager allocates approximately 90-98% (although such amounts may be higher than 98%, depending upon market conditions) of the Series’ assets among asset classes so that approximately 55-85% of the value of this portion of the Series’ assets are in equities (with a maximum of 30% allocated to international/global stocks) and approximately 15-45% of this portion of the Series’ assets are in fixed income (including cash). The Series implements this allocation by investing primarily in the Underlying Funds. The Series typically will invest in Standard Class shares of an Underlying Fund. To the extent an Underlying Fund does not offer Standard Class shares, the Series generally will invest in Service Class shares of such Underlying Fund. Shorter-term allocations may vary from the target ranges described above. For the most current list of Underlying Funds in which the Series invests, please see the Series’ most recent shareholder report or Series holdings disclosures. For more information about the investment strategies and risks of an Underlying Fund, see such Underlying Fund’s prospectus.
The Series allocates its remaining assets to a volatility management strategy that is intended to manage the volatility of the Series’ equity returns in an attempt to stabilize the equity returns of the Series. Securian AM does not intend to attempt to manage the volatility of the Series’ fixed-income returns. Securian AM executes this volatility management strategy by increasing or reducing, through the use of exchange-traded futures contracts on certain equity indexes, the Series’ exposure to equity assets. For example, when the recent historical volatility of the equity portion of the Series is relatively high, Securian AM will seek to reduce the Series’ exposure to equity assets by either selling exchange-traded futures contracts (taking short positions in such contracts) or reducing its long positions in exchange-traded futures contracts. When the recent historical volatility of the equity portion of the Series is relatively low, Securian AM will seek to increase the Series’ exposure to equity assets by either purchasing exchange-traded futures contracts (taking long positions in such contracts) or reducing its short positions in exchange-traded futures contracts. Volatility is a statistical measurement of the magnitude of fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings.
The amount of Series assets allocated to the volatility management strategy typically will, under normal circumstances, range between 2-10% (although such amounts may be lower than 2%, depending upon market conditions) of the market value of the Series’ assets, which will consist primarily of assets maintained as margin for those futures contracts and also may include cash held for use in the strategy. Shorter-term allocations may vary from this 2-10% range. In order to maintain its derivatives positions in the volatility management strategy, the Manager may, from time to time, sell certain Series assets, which may include redemption of shares of Underlying Funds.
The use of exchange-traded futures contracts may have the effect of introducing leverage into the Series, since the amount required to enter into such contracts is small in relation to the investment exposure of such contracts. Although the amount of the Series’ assets allocated to the volatility management strategy typically will range between 2-10%, the volatility management strategy may seek to increase or decrease the Series’ exposure to equity assets by a substantial amount when the recent historical volatility in the equity portion of the Series is relatively high or low and create investment exposure greater than the amount of assets used to implement the strategy. However, the Series’ overall exposure to equity assets as a result of investing in exchange-traded futures contracts within the volatility management strategy typically will not exceed the maximum equity allocation described above or decrease the Series’ overall exposure to equity assets below 20% of the Series’ assets.
These allocations are projections only and may be changed by the Manager from time to time. Actual allocations are not limited to the ranges described above and may vary. The Manager monitors the Series’ holdings and cash flow and will periodically adjust the Series’ asset allocation to realign it with the Series’ risk profile and investment strategies. The Manager evaluates the Series’ asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of the Manager. The Manager applies a long-term investment horizon with respect to the Series; therefore, allocation changes may not be made in response to short-term market conditions. The Series does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Series indirectly holds a well-diversified mixture of both growth-oriented and value-oriented US and international/global stocks and, to a lesser extent, a mixture of investment-grade and non-investment-grade corporate bonds, US government securities and money market instruments. Although the majority of the Series’ indirect stock holdings are of US and foreign large-capitalization companies, the Series is likely to have some exposure to mid- and small-capitalization companies.
The Series is intended for investors who want to maximize returns over the long term, who have a tolerance for possible short-term losses and who seek some additional diversification but also seek to manage the volatility of their investment.

Strategy Portfolio Concentration [Text]	Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series seeks to achieve its objective by investing primarily in various Nomura Funds (Underlying Funds) and by utilizing a volatility management strategy that is intended to manage volatility of the Series’ equity returns.
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series
Prospectus [Line Items]
Strategy [Heading]	What are the Series’ principal investment strategies?
Strategy Narrative [Text Block]
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series seeks to achieve its objective by investing primarily in various Nomura Funds (Underlying Funds) and by utilizing a volatility management strategy that is intended to manage volatility of the Series’ equity returns. The Manager manages the Series’ investments in the Underlying Funds and other assets that are not part of the volatility management strategy. An investment subadviser, Securian Asset Management, Inc. (Securian AM), manages the volatility management strategy of the Series.
Under normal circumstances, the Manager allocates approximately 90-98% (although such amounts may be higher than 98%, depending upon market conditions) of the Series’ assets among asset classes so that approximately 35-65% of the value of this portion of the Series’ assets are in equities (with a maximum of 20% allocated to international/global stocks) and approximately 35-65% of this portion of the Series’ assets are in fixed income (including cash). The Series implements this allocation by investing primarily in the Underlying Funds. The Series typically will invest in Standard Class shares of an Underlying Fund. To the extent an Underlying Fund does not offer Standard Class shares, the Series generally will invest in Service Class shares of such Underlying Fund. Shorter-term allocations may vary from the target ranges described above. For the most current list of Underlying Funds in which the Series invests, please see the Series’ most recent shareholder report or Series holdings disclosures. For more information about the investment strategies and risks of an Underlying Fund, see such Underlying Fund’s prospectus.
The Series allocates its remaining assets to a volatility management strategy that is intended to manage the volatility of the Series’ equity returns in an attempt to stabilize the equity returns of the Series. Securian AM does not intend to attempt to manage the volatility of the Series’ fixed-income returns. Securian AM executes this volatility management strategy by increasing or reducing, through the use of exchange-traded futures contracts on certain equity indexes, the Series’ exposure to equity assets. For example, when the recent historical volatility of the equity portion of the Series is relatively high, Securian AM will seek to reduce the Series’ exposure to equity assets by either selling exchange-traded futures contracts (taking short positions in such contracts) or reducing its long positions in exchange-traded futures contracts. When the recent historical volatility of the equity portion of the Series is relatively low, Securian AM will seek to increase the Series’ exposure to equity assets by either purchasing exchange-traded futures contracts (taking long positions in such contracts) or reducing its short positions in exchange-traded futures contracts. Volatility is a statistical measurement of the magnitude of fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings.
The amount of Series assets allocated to the volatility management strategy typically will, under normal circumstances, range between 2-10% (although such amounts may be lower than 2%, depending upon market conditions) of the market value of the Series’ assets, which will consist primarily of assets maintained as margin for those futures contracts and also may include cash held for use in the strategy. Shorter-term allocations may vary from this 2-10% range. In order to maintain its derivatives positions in the volatility management strategy, the Manager may, from time to time, sell certain Series assets, which may include redemption of shares of Underlying Funds.
The use of exchange-traded futures contracts may have the effect of introducing leverage into the Series, since the amount required to enter into such contracts is small in relation to the investment exposure of such contracts. Although the amount of the Series’ assets allocated to the volatility management strategy typically will range between 2-10%, the volatility management strategy may seek to increase or decrease the Series’ exposure to equity assets by a substantial amount when the recent historical volatility in the equity portion of the Series is relatively high or low and create investment exposure greater than the amount of assets used to implement the strategy. However, the Series’ overall exposure to equity assets as a result of investing in exchange-traded futures contracts within the volatility management strategy typically will not exceed the maximum equity allocation described above or decrease the Series’ overall exposure to equity assets below 10% of the Series’ assets.
These allocations are projections only and may be changed by the Manager from time to time. Actual allocations are not limited to the ranges described above and may vary. The Manager monitors the Series’ holdings and cash flow and will periodically adjust the Series’ asset allocation to realign it with the Series’ risk profile and investment strategies. The Manager evaluates the Series’ asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of the Manager. The Manager applies a long-term investment horizon with respect to the Series; therefore, allocation changes may not be made in response to short-term market conditions. The Series does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Series indirectly holds a diversified mixture of stocks of US and, to a lesser extent, international/global stocks that typically are large-capitalization; the Series also indirectly holds a mixture of investment-grade corporate bonds, US government securities and, to a lesser extent, a mixture of non-investment-grade corporate bonds and money market instruments.
The Series is intended for investors who have a lower tolerance for risk but seek to manage volatility of their investment and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Strategy Portfolio Concentration [Text]	Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series seeks to achieve its objective by investing primarily in various Nomura Funds (Underlying Funds) and by utilizing a volatility management strategy that is intended to manage volatility of the Series’ equity returns.